Related Party Transactions (Details 2)	12 Months Ended
Jun. 30, 2019 AUD ($)
Directors [Member] | Geoffrey Kempler [Member] | Termination Without Cause By Group [Member]
Disclosure of transactions between related parties [line items]
Termination benefits	$ 1,000,000
Notice period of termination	90 days
Termination benefit to be paid, period	90 days
Directors [Member] | Geoffrey Kempler [Member] | Termination Without Good Reason [Member]
Disclosure of transactions between related parties [line items]
Notice period of termination	90 days
Directors [Member] | Geoffrey Kempler [Member] | Termination With Good Reason [Member]
Disclosure of transactions between related parties [line items]
Termination benefits	$ 1,000,000
Notice period of termination	30 days
Termination benefit to be paid, period	90 days
Directors [Member] | Geoffrey Kempler [Member] | Termination With Cause By Group [Member]
Disclosure of transactions between related parties [line items]
Notice period of termination	30 days
Executives [Member] | Kathryn Andrews [Member] | Termination Without Cause By Group [Member]
Disclosure of transactions between related parties [line items]
Notice period of termination	30 days
Executives [Member] | Kathryn Andrews [Member] | Termination With Good Reason [Member]
Disclosure of transactions between related parties [line items]
Notice period of termination	30 days
Executives [Member] | Dianne Angus [Member] | Termination With Good Reason [Member]
Disclosure of transactions between related parties [line items]
Notice period of termination	6 months
Termination benefit to be paid, period	18 months
Executives [Member] | Dianne Angus [Member] | Termination With Cause By Group [Member]
Disclosure of transactions between related parties [line items]
Notice period of termination	30 days
Termination benefit to be paid, period	30 days